BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

        The accompanying consolidated financial statements and footnotes have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and with the instructions to Form 10-K and Regulation S-X. The Company's normal reporting period is based on a calendar year.

Summary of Significant Accounting Policies

        Principles of Consolidation.    The consolidated financial statements include the accounts of the Holdings and all of its subsidiaries. All material intercompany transactions have been eliminated in consolidation.

        The Company has no relationships with unconsolidated entities or financial partnerships, such as entities often referred to as structured finance or special purpose entities, which would have been established for the purpose of facilitating off balance sheet arrangements, or other contractually narrow or limited purposes.

        Use of Estimates.    The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Accordingly, these estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. On a regular basis, management reviews its estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such reviews and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

        Cash and Cash Equivalents.    The Company considers cash and cash equivalents to include all cash and liquid deposits and investments with an original maturity of three months or less. The majority of payments due from banks for third-party credit and debit cards process within 24-72 hours, and are classified as cash equivalents.

        Receivables, net.    The Company sells product to its franchisees and, to a lesser extent, various third-party customers. Receivables consist principally of trade receivables of $111.5 million and $100.7 million at December 31, 2011 and 2010, respectively, and include unpaid invoices for product sales, franchisee royalties and lease payments. The Company monitors the financial condition of the Company's franchisees and other third-party customers and establishes an allowance for doubtful accounts for balances estimated to be uncollectible. In addition to considering the aging of receivable balances and assessing the financial condition of the Company's franchisees, the Company considers each domestic franchisees' inventory and fixed assets, which the Company can use as collateral in the event of a default by the franchisee. An allowance for international franchisees is calculated based on unpaid, non collateralized amounts associated with their receivable balance. The allowance for doubtful accounts was $2.3 million and $1.6 million at December 31, 2011 and 2010, respectively.

        Inventories.    Inventory components consist of raw materials, finished product and packaging supplies. Inventories are stated at the lower of cost or market on a first in/first out basis ("FIFO"). The Company regularly reviews its inventory levels in order to identify slow moving and short dated products, expected length of time for product sell through and future expiring product and adjusts the carrying value for such inventory to estimated net realizable value.

        Property, Plant and Equipment.    Property, plant and equipment expenditures are recorded at cost. The remaining useful lives ranged from one year to sixteen years across all asset classes with the exception of buildings, that have useful lives ranging from fifteen to thirty-six years. Depreciation and amortization are recognized using the straight-line method over the estimated useful life of the property. Fixtures are depreciated over three to fifteen years, and equipment is generally depreciated over ten years. Computer equipment and software costs are generally depreciated over three to five years. Amortization of improvements to retail leased premises is recognized using the straight-line method over the estimated useful life of the improvements, or over the life of the related leases including renewals that are reasonably assured, whichever period is shorter. Buildings are depreciated over thirty-six years and building improvements are depreciated over the remaining useful life of the building.

        Expenditures that materially increase the value or clearly extend the useful life of property, plant and equipment are capitalized in accordance with the policies outlined above. Repair and maintenance costs incurred in the normal operations of business are expensed as incurred. Gains/losses from the sale of property, plant and equipment are recognized in current operations.

        Goodwill and Intangible Assets.    Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses, including franchisees, acquired by the Company. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. The Company completes its annual impairment test in the fourth quarter. For intangible assets with indefinite lives, the Company performs the impairment test by estimating the fair value of the intangible asset and if the fair value is less than the asset carrying value, an impairment provision is recorded. In performing the annual impairment test for goodwill, the Company performs a qualitative assessment to determine whether it is "more likely than not" that the fair value of the reporting unit is less than its carrying value. If it is concluded that it is "more likely than not" that the fair value of a reporting unit is less than its carrying value, the Company is required to perform a two-step goodwill impairment test. See Note 5, "Goodwill, Brands, and Other Intangible Assets, Net."

        Long-lived Assets.    The Company reviews the carrying value of property and equipment and amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. Factors the Company considers important that may trigger an impairment review include significant changes in the manner of its use of assets, significant negative industry or economic trends, underperforming stores and store closings. These reviews may include an analysis of the current operations and capacity utilization, in conjunction with an analysis of the markets in which the businesses are operating. When an impairment review is considered necessary, a comparison is performed of the undiscounted projected cash flows from the use and eventual disposition of the asset group to the net book value of the related asset group. If it is determined that the carrying value of the asset group may not be recoverable, a charge to adjust the carrying value of the long-lived assets to estimated fair value may be required.

        Other Long-Term Assets.    Other long-term assets consist primarily of deferred financing fees. In conjunction with the 2007 Senior Credit Facility, $29.3 million in costs related to the financing of debt were capitalized and were amortized over the life of the debt. During 2011, in conjunction with the Refinancing, the Company wrote-off deferred financing costs of $13.4 million related to the 2007 Senior Credit Facility and capitalized $17.3 million in deferred financing costs, which are being amortized over the life of the debt. Also in 2011, the Company expensed $4.0 million related to the early extinguishment of debt. Accumulated amortization as of December 31, 2011 and 2010 was $5.7 million and $15.2 million, respectively.

        Revenue Recognition.    The Company operates predominantly as a retailer, through company-owned stores, franchise stores and sales through its website, GNC.com and to a lesser extent through manufacturing and wholesale operations.

        The Retail segment recognizes revenue at the moment a sale to a customer is recorded. These revenues are recorded via the Company's point of sales system. Gross revenues are netted against actual customer returns and an allowance for expected customer returns. The Company records a reserve for expected customer returns based on management's estimate, which is derived from historical return data. Revenue is deferred on sales of the Company's Gold Cards and subsequently amortized over the 12 month membership period, in order to match the discounts associated with the Gold Card program. For an annual fee, the card provides customers with a 20% discount on all products purchased, both on the date the card is purchased and certain specified days of every month.

        The Company also sells gift cards to its customers. Revenue from gift cards is recognized when the gift card is redeemed. These gift cards do not have expiration dates. Based upon historical redemption rates, a small percentage of gift cards will never be redeemed, referred to as "breakage." The Company recognizes gift card breakage revenue when the likelihood of redemption becomes remote and amounts are not escheatable.

        The Franchise segment generates revenues through product sales to franchisees, royalties, franchise fees and interest income on the financing of the franchise locations. See Note 17, "Franchise Revenue." These revenues are netted by actual franchisee returns and an allowance for projected returns. The franchisees purchase a majority of the products they sell from the Company at wholesale prices. Revenue on product sales to franchisees is recognized when risk of loss, title and insurable risks have transferred to the franchisee. Franchise fees are paid in advance, deferred and recognized by the Company at the time of a franchise store opening. Franchise royalties are earned based on a percentage of the franchisees' sales and recognized in the period the franchisees' sales occur. Interest on the financing of franchisee notes receivable is recognized as it becomes due and payable. Gains from the sale of company-owned stores to franchisees are recognized in accordance with the standard on accounting for sales of real estate. This standard requires gains on sales of corporate stores to franchisees to be deferred until certain criteria are satisfied regarding the collectability of the related receivable and the seller's remaining obligations. The Manufacturing/Wholesale segment sells product primarily to the other Company segments and third-party customers. Revenue is recognized when risk of loss, title and insurable risks have transferred to the customer, net of estimated returns and allowances. The Company also has a consignment arrangement with certain customers and revenue is recognized when products are sold to the ultimate customer.

        Cost of Sales.    The Company purchases products directly from third-party manufacturers and manufactures its own products. The Company's cost of sales includes product costs, costs of warehousing and distribution and occupancy costs.

        Vendor Allowances.    The Company receives credits as purchase price rebates based on arrangements with certain vendors. The Company also enters into arrangements with certain vendors through which the Company receives rebates for purchases during the year typically based on volume discounts. As the right of offset exists under these arrangements, rebates received under both arrangements are recorded as a reduction in the vendors' accounts payable balances on the balance sheet and represent the estimated amounts due to the Company under the rebate provisions of such contracts. The corresponding rebate income is recorded as a reduction of cost of goods sold based on inventory turnover. The amount recorded as a reduction to cost of goods sold was $64.7 million, $40.0 million and $34.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Distribution and Shipping Costs.    The Company bills franchisees and third-party customers shipping and transportation costs and reflects these charges in revenue. The unreimbursed costs that are associated with these costs are included in cost of sales.

        Research and Development.    Research and development costs arising from internally generated projects are expensed by the Company as incurred. The Company recognized $0.6 million, $0.5 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. These costs are included in Other Selling, General, and Administrative costs in the accompanying audited consolidated financial statements.

        Advertising Expenditures.    The Company recognizes advertising, promotion and marketing program costs the first time the advertising takes place with exception to the costs of producing advertising, which are expensed as incurred during production. The Company administers national advertising funds on behalf of its franchisees. In accordance with the franchisee contracts, the Company collects advertising fees from the franchisees and utilizes the proceeds to coordinate various advertising and marketing campaigns. The Company recognized $52.9 million, $51.7 million and $50.0 million for the years ended December 31, 2011, 2010 and 2009, respectively, net of approximately $12.2 million in 2011 and $11.0 million in each of 2010 and 2009 from the national advertising fund.

        Leases.    The Company has various operating leases for company-owned and franchise store locations, distribution centers, and equipment. Leases generally include amounts relating to base rental, percent rent and other charges such as common area maintenance fees and real estate taxes. Periodically, the Company receives varying amounts of reimbursements from landlords to compensate the Company for costs incurred in the construction of stores. These reimbursements are amortized by the Company as an offset to rent expense over the life of the related lease. The Company determines the period used for the straight-line rent expense for leases with option periods and conforms it to the term used for amortizing improvements.

        The Company leases an approximately 220,000 square-foot-facility in Greenville, South Carolina where the majority of its proprietary products are manufactured. The Company also leases a 630,000 square foot complex located in Anderson, South Carolina, for packaging, materials receipt, lab testing, warehousing, and distribution. Both the Greenville and Anderson facilities are leased on a long-term basis pursuant to "fee-in-lieu-of-taxes" arrangements with the counties in which the facilities are located, but the Company retains the right to purchase each of the facilities at any time during the lease for $1.00, subject to a loss of tax benefits. As part of a tax incentive arrangement, the Company assigned the facilities to the counties and leases them back under operating leases. The Company leases the facilities from the counties where located, in lieu of paying local property taxes. Upon exercising its right to purchase the facilities back from the counties, the Company will be subject to the applicable taxes levied by the counties. In accordance with the standards on the accounting for leases, the purchase option in the lease agreements prevent sale-leaseback accounting treatment. As a result, the original cost basis of the facilities remains on the balance sheet and continues to be depreciated.

        Contingencies.    In accordance with the standards on contingencies the Company accrues a loss contingency if it is probable and can be reasonably estimated or a liability had been incurred at the date of the financial statements if those financial statements have not been issued. If both of the conditions above are not met, disclosure of the contingency shall be made when there is at least a reasonable possibility that a loss or an additional loss may have been incurred.

        Pre-Opening Expenditures.    The Company recognizes the cost associated with the opening of new stores as incurred. These costs are charged to expense and are not material for the periods presented. Franchise store pre-opening costs are incurred by the franchisees.

        Income Taxes.    The Company utilizes the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. See Note 4, "Income Taxes."

        It is the Company's policy to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. See Note 4, "Income Taxes," for additional information regarding the change in unrecognized tax benefits.

        Self-Insurance.    The Company has procured insurance for: (1) general liability; (2) product liability; (3)  directors and officers liability; and (4) property insurance. The Company is self-insured for: (1) medical benefits; (2) worker's compensation coverage in the State of New York with a stop loss of $250,000; (3) physical damage to the Company's tractors, trailers and fleet vehicles for field personnel use; and (4) physical damages that may occur at the corporate store locations. The Company is not insured for certain property and casualty risks due to the Company's assessment of frequency and severity of a loss, the cost of insurance and the overall risk analysis.

        The Company carries product liability insurance with a retention of $3.0 million per claim with an aggregate cap on retained losses of $10.0 million. The Company carries general liability insurance with retention of $110,000 per claim with an aggregate cap on retained losses of $600,000. The majority of the Company's workers' compensation and auto insurance policies are in deductible/retrospective plans. The Company reimburses the applicable insurance company for the workers compensation and auto liability claims, subject to a $250,000 and $100,000 loss limit per claim, respectively.

        As part of the medical benefits program, the Company contracts with national service providers to provide benefits to its employees for all medical, dental, vision and prescription drug services. The Company then reimburses these service providers as claims are processed from Company employees. The Company maintains a specific stop loss provision of $250,000 per individual per plan year with a maximum lifetime benefit limit of $2.0 million per individual. The Company has no additional liability once a participant exceeds the $2.0 million ceiling. The Company's liability for medical claims is included as a component of accrued benefits in Note 7, "Deferred Revenue and Other Current Liabilities," and was $1.9 million as of each of December 31, 2011 and 2010.

        Stock-based Compensation.    The Company utilizes the Black-Scholes model to calculate the fair value of stock options. The grant-date fair value of the Company's restricted stock awards is based on the stock price on the grant date. The resulting compensation cost is recognized in the Company's financial statements over the option and restricted stock vesting periods.

        Earnings Per Share.    Basic earnings per share is computed by dividing net earnings by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share is computed by dividing net earnings by the weighted average number of shares of common stock outstanding adjusted for the additional dilutive effect of unexercised stock options and unvested restricted stock.

        Foreign Currency.    For all foreign operations, the functional currency is the local currency. In accordance with the standard on foreign currency matters, assets and liabilities of those operations, denominated in foreign currencies, are translated into U.S. dollars using period-end exchange rates, and income and expenses are translated using the average exchange rates for the reporting period. Gains or losses resulting from foreign currency transactions are included in results of operations.

        Transaction and strategic alternative related costs.    The Company recognizes transaction related costs as expenses in the period incurred. For the years ended December 31, 2011 and 2010, the Company recognized $13.5 million and $4.0 million of expenses, respectively, related to the IPO, the Secondary Offering, and other strategic alternative costs.

        Financial Instruments and Derivatives.    As part of the Company's financial risk management program, it has historically used certain derivative financial instruments to reduce its exposure to market risk for changes in interest rates primarily in respect of its long term debt obligations. The Company has not historically entered into, and does not intend to enter into, derivative transactions for speculative purposes and holds no derivative instruments for trading purposes. Floating-to-fixed interest rate swap agreements, designated as cash flow hedges of interest rate risk, were entered into from time to time to hedge the Company's exposure to interest rate changes on a portion of the Company's floating rate debt. These interest rate swap agreements converted a portion of the Company's floating rate debt to fixed rate debt. Interest rate floors designated as cash flow hedges involved the receipt of variable-rate amounts from a counterparty if interest rates fell below the strike rate on the contract in exchange for an upfront premium. The Company recorded the fair value of these contracts as an asset or a liability, as applicable, in the balance sheet, with the offset to accumulated other comprehensive income (loss), net of tax. The Company measured hedge effectiveness by assessing the changes in the fair value or expected future cash flows of the hedged item. The ineffective portions, if any, were recorded in interest expense in the current period.

        Components of gains and losses recorded in the consolidated balance sheet and consolidated income statements for the years ended were as follows:

	Year ended December 31,
	2011	2010
	(in thousands)
Loss recognized in OCI on derivative	$(639)	$(7,393)
Reclassified from accumulated OCI into income	8,108	14,603

Other comprehensive income	$7,469	$7,210

        For the period ended December 31, 2010, the Company had interest rate swap agreements outstanding that effectively converted notional amounts of an aggregate $550.0 million of debt from floating to fixed interest rates. The four outstanding agreements were to mature between April 2011 and September 2012. Amounts related to derivatives were reported in accumulated other comprehensive income (loss) and reclassified to interest expense as interest payments were made on the Company's variable-rate debt. In conjunction with the Refinancing, the Company repaid in full the 2007 Senior Credit Facility, its outstanding Senior Notes and its outstanding Senior Subordinated Notes, and the four agreements were settled and terminated for an aggregate cost of $8.7 million, of which $5.8 million was reclassified from accumulated other comprehensive income (loss) to interest expense. No such derivative instruments are currently outstanding.

  Reclassifications

        Certain amounts in the consolidated financial statements of prior year periods have been reclassified to conform to the current period's presentation. These changes were reflected for all periods presented.

  Recently Issued Accounting Pronouncements

        In September 2011, the FASB issued updated guidance on the periodic testing of goodwill for impairment. This guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill will be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. This new guidance is effective for the Company for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted this guidance in the fourth quarter of 2011 and this adoption did not have a material effect on Company's consolidated financial statements.